VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—13.1%
BCE, Inc.	40,086	$1,977
Spark New Zealand Ltd.	497,695	1,670
Verizon Communications, Inc.	27,918	1,564
		5,211

Consumer Discretionary—3.0%
Leggett & Platt, Inc.	23,166	1,200
Consumer Staples—10.2%
Coca-Cola Co. (The)	18,933	1,024
PepsiCo, Inc.	4,655	690
Tate & Lyle plc	150,530	1,538
Unilever plc	13,500	790
		4,042

Financials—18.6%
Bank of Hawaii Corp.	9,107	767
PNC Financial Services Group, Inc. (The)	5,776	1,102
Royal Bank of Canada	19,518	1,977
Tokio Marine Holdings, Inc.	21,720	999
U.S. Bancorp	17,395	991
Zurich Insurance Group AG	1,380	553
Zurich Insurance Group AG ADR	25,110	1,011
		7,400

Health Care—9.2%
Johnson & Johnson	1,182	195
Merck & Co., Inc.	9,324	725
Patterson Cos., Inc.	35,855	1,089
Pfizer, Inc.	30,971	1,213
Sonic Healthcare Ltd.	14,134	407
		3,629

Industrials—14.4%
3M Co.	4,262	846
Adecco Group AG	19,236	1,307
BAE Systems plc	242,103	1,748
MSC Industrial Direct Co., Inc. Class A	10,606	952
Watsco, Inc.	3,048	874
		5,727

Information Technology—9.0%
Analog Devices, Inc.	1,261	217
Cisco Systems, Inc.	21,493	1,139
International Business Machines Corp.	12,345	1,810
Paychex, Inc.	3,936	422
		3,588

Materials—8.1%
Amcor plc	114,553	1,313
Eastman Chemical Co.	9,828	1,147
	Shares	Value

Materials—continued
Kemira OYJ	24,880	$392
Sonoco Products Co.	5,634	377
		3,229

Real Estate—1.4%
Crown Castle International Corp.	2,727	532
Utilities—10.5%
Fortis, Inc.	33,186	1,468
Southern Co. (The)	22,452	1,359
Terna SPA	132,500	987
WEC Energy Group, Inc.	4,104	365
		4,179

Total Common Stocks (Identified Cost $31,708)		38,737

Total Long-Term Investments—97.5% (Identified Cost $31,708)		38,737

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	667,801	668
Total Short-Term Investment (Identified Cost $668)		668

TOTAL INVESTMENTS—99.2% (Identified Cost $32,376)		$39,405
Other assets and liabilities, net—0.8%		300
NET ASSETS—100.0%		$39,705

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	54%
Canada	14
Switzerland	11
United Kingdom	10
New Zealand	4
Japan	3
Italy	2
Other	2
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$38,737	$38,737
Money Market Mutual Fund	668	668
Total Investments	$39,405	$39,405
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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